Plant and Equipment (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Plant and Equipment
6.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2020 (Audited)	776	1,256	1,219	-	3,251
Additions during the year	-	-	-	-	-
Disposals during the year	-	-	-	-	-
Effects of currency translation	9	14	14	-	37
At June 30, 2021 (Unaudited)	785	1,270	1,233	-	3,288

Accumulated depreciation
At December 31,2020 (Audited)	227	754	1,034	-	2,015
Depreciation during the year	-	158	114		272
Disposals during the year	-	-	-	-	-
Effects of currency translation	9	9	19		37
At June 30, 2021 (Unaudited)	236	921	1,167	-	2,324
Net book value
At December 31, 2020 (Audited)	549	502	185	-	1,236
At June 30, 2021 (Unaudited)	549	349	66	-	964

6.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2019 (Audited)	368	651	1,142	612,507	614,668
Additions during the year	382	560	-	10,231	11,173
Disposals during the year	-	-	-	(622,738)	(622,738)
Effects of currency translation	26	45	77	-	148
At December 31, 2020 (Audited)	776	1,256	1,219	-	3,251

Accumulated depreciation
At December 31,2019 (Audited)	-	374	588	246,222	247,184
Depreciation during the year	212	331	379	141,297	142,219
Disposals during the year	-	-	-	(387,519)	(387,519)
Effects of currency translation	15	49	67	-	131
At December 31, 2020 (Audited)	227	754	1,034	-	2,015
Net book value
At December 31, 2019 (Audited)	368	277	554	366,285	367,484
At December 31, 2020 (Audited)	549	502	185	-	1,236

Huale Group Co. Limited [Member]
Plant and Equipment
5.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2019	368	651	1,142	612,507	614,668
Additions during the year	-	518	-	5,659	6,177
Effects of currency translation	(5)	(9)	(16)	(8,794)	(8,824)
At June 30, 2020	363	1,160	1,126	609,372	612,021

Accumulated depreciation
At December 31,2019	-	374	588	246,222	247,184
Depreciation during the year	-	107	188	69,950	70,245
Effects of currency translation	-	(5)	(8)	(3,535)	(3,548)
At June 30, 2020	-	476	768	312,637	313,881

Net book value
At December 31, 2019	368	277	554	366,285	367,484
At June 30, 2020	363	684	358	296,736	298,140